Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Goodwill
4.	Goodwill

On February 26, 2025, the Company acquired all of the equity interest of Miracle Media Production Limited (“MMPL”). MMPL is principally engaged in the provision of printing, translation, production and maintenance services in Hong Kong.

Goodwill arising from the acquisition is attributable to the expected synergies from combining the operations of the Company with those of MMPL, including the expansion of the Company’s service capabilities and customer base in printing, translation, production and maintenance services within the Hong Kong Stock Exchange market.

The movement in goodwill is as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$
Balance at beginning of the year	—	—	—
Addition (Note 4.2)	—	20,129,846	2,586,287
Impairment of goodwill	—	(11,773,403)	(1,512,649)
Balance at end of the year	—	8,356,443	1,073,638

Key assumptions used for value in use calculations

The Company tests goodwill for impairment on an annual basis. As of December 31, 2025, the recoverable amount of the cash-generating units (“CGU”) was determined based on value-in-use calculations which require the use of assumptions. The following table sets out the key assumptions for MMPL as a single CGU:

December 31, 2025
Revenue annual growth rate	5.00%
Budgeted gross margin	50.00%
Long-term growth rate	2.48%
Weighted average cost of capital	15.15%

Management determined revenue annual growth rate and budgeted gross margin based on past performance and its expectations of market developments. The long-term growth rate and weighted average cost of capital used were consistent with forecasts included in industry reports.

An impairment charge of HK$11,773,403 (US$1,512,649) is included within “Impairment loss on goodwill” in the consolidated statement of profit or loss and other comprehensive income. The impairment charge arose from the competitive pressures in the Hong Kong Stock Exchange financial printing industry and evolving client demands.

Business combination

Details of consideration paid, the assets acquired and liabilities assumed, the effect on the cash flows of the Company and contingent consideration at the acquisition date are as follows:

4.1 Purchase consideration

The purchase consideration for the acquisition was as follows:

	HK$	US$
Cash paid	28,080,000	3,607,724
Contingent consideration (Note 4.4)	(7,987,000)	(1,026,171)
Assignment of shareholder’s loan	(1,000,000)	(128,480)
Consideration transferred for the business	19,093,000	2,453,073

4.2 Identifiable assets acquired and liabilities assumed

	HK$	US$
Trade receivables	279,982	35,972
Cash and bank balances	1,759	226
Total identifiable assets acquired	281,741	36,198

Trade payables	(221,570)	(28,467)
Contract liabilities	(97,017)	(12,465)
Shareholder’s loan	(1,000,000)	(128,480)
Total identifiable liabilities assumed	(1,318,587)	(169,412)

Identifiable net liabilities acquired	(1,036,846)	(133,214)
Add: Goodwill	20,129,846	2,586,287
Consideration transferred for the business	19,093,000	2,453,073

4.3 Effect on cash flows of the Company

	HK$	US$
Cash paid (Note 4.1)	28,080,000	3,607,724
Less: Cash and bank balances in subsidiary acquired	(1,759)	(226)
Cash outflow on acquisition	28,078,241	3,607,498

4.4 Contingent consideration

The former owners of MMPL guarantee to the Company that the audited net profit after taxation of MMPL for the financial years ending March 31, 2025 and 2026 (the “Net Profits”) shall be no less than HK$8,900,000 (the “Guaranteed Net Profits”). If the Net Profits are less than the Guaranteed Net Profits, the former owners shall pay to the Company an amount equal to the shortfall on a dollar-for-dollar basis.

With the assistance of management’s third-party valuation expert, the fair value of the contingent consideration as at the acquisition date of HK$7,987,000 was estimated using probability weighted expected return method based on the present value of the future expected cash flows. The estimates are based on a discount rate of 15.42% and assumed probability-adjusted payoff between HK$1,198,267 and HK$2,011,000. This is a Level 3 fair value measurement.

4.5 Revenue and profit contribution

The acquired business contributed revenue of HK$6,943,000 and net profit of HK$1,617,000 to the Company from the period from February 26, 2025 to December 31, 2025.